Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 22,657,150	$ 1,578,460	$ 43,714
Prepaid expenses and other current assets	767,298	700,710	65,075
Total current assets	23,424,448	2,279,170	108,789
Intangible assets, net	2,362,177	1,817,721
Total assets	25,786,625	4,096,891	108,789
Current liabilities:
Accounts payable and accrued liabilities	626,947	681,250	1,157,645
Advance from related party			22,409
Notes payable			446,415
Convertible notes payable			293,921
Total liabilities	626,947	681,250	1,920,390
Warrant liabilities	6,168,000
Total liabilities	6,794,947	681,250
Commitments and contingencies (Note 6)
Shareholders' Equity
Preferred stock value		32,754	2,625
Common stock value	194,499	100,951	53,114
Additional paid-in capital	33,952,988	15,222,770	3,039,163
Accumulated deficit	(15,010,268)	(11,759,557)	(4,894,881)
Accumulated other comprehensive loss	(145,541)	(181,277)	(11,622)
Total shareholders' equity	18,991,678	3,415,641	(1,811,601)
Total liabilities and shareholders' equity	$ 25,786,625	$ 4,096,891	$ 108,789